Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Capitalized exploratory drilling costs pending evaluation	$ 0	$ 0	$ 0
Percentage of estimated proved reserves	86.00%
Amortization expense including write-off of debt issuance costs	4,200,000	6,000,000	2,700,000
Impairment expense	407,540,000	4,072,000	22,994,000
Capitalized interest	2,800,000	0	0
Chance of tax effect being realized	More than a 50%
Uncertain tax positions that required recognition	$ 0	$ 0	$ 0
Customer Concentration Risk [Member] | Revenues [Member]
Significant Accounting Policies [Line Items]
Percentage of total revenue	10.00%
Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Support Equipment and Facilities [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	15 years
Support Equipment and Facilities [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	40 years